May 01, 2020
Supplement dated November 1, 2020
to the Prospectus and Summary Prospectuses of the following funds (each, a Fund, and together, the Funds) :
Fund	Prospectus and Summary Prospectuses Dated
Columbia Funds Variable Insurance Trust
Variable Portfolio – Managed Risk Fund	5/1/2020
Variable Portfolio – Managed Risk U.S. Fund	5/1/2020
Variable Portfolio – Managed Volatility Conservative Fund	5/1/2020
Variable Portfolio – Managed Volatility Conservative Growth Fund	5/1/2020
Variable Portfolio – Managed Volatility Growth Fund	5/1/2020
Variable Portfolio – U.S. Flexible Conservative Growth Fund	5/1/2020
Variable Portfolio – U.S. Flexible Growth Fund	5/1/2020
Variable Portfolio – U.S. Flexible Moderate Growth Fund	5/1/2020
Columbia Funds Variable Series Trust II
Variable Portfolio – Managed Volatility Moderate Growth Fund	5/1/2020
The last paragraph under the heading "Principal Investment Strategies - Strategic Allocation" in each Fund's Summary Prospectus and in each Fund's Summary section of the Prospectus is hereby deleted.

The rest of the sections remains the same.